Quarterly Financial Information	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information [Abstract]
Quarterly Financial Information

Note 13 – Quarterly  Financial  Information (Unaudited)

Summarized quarterly financial information for 2016 and 2015 are as follows (in thousands except share data):

	Quarters Ended
	March 31,	June 30,	September 30,	December 31,
	2016	2016	2016	2016
Revenues	$7,001	$5,533	$4,305	$4,558
Gross profit	$3,335	$1,335	$1,282	$490
Net (loss) income before income tax	$14	$(2,164)	$(2,430)	$(3,468)
Net (loss) income	$14	$(2,164)	$(2,431)	$(3,468)
Net (loss) income per share - basic	$-	$(0.07)	$(0.08)	$(0.11)
Net (loss) income per share - diluted	$-	$(0.07)	$(0.08)	$(0.11)
Weighted average number of shares outstanding - basic	29,388,104	29,388,104	30,292,166	31,623,334
Weighted average number of shares outstanding - diluted	29,637,804	29,388,104	30,292,166	31,623,334

	Quarters Ended
	March 31,	June 30,	September 30,	December 31,
	2015	2015	2015	2015
Revenues	$5,989	$7,034	$5,405	$6,714
Gross profit	$2,360	$2,608	$1,106	$904
Net (loss) income before income tax	$320	$(66)	$(2,234)	$(2,125)
Net (loss) income	$320	$(66)	$(2,234)	$(2,125)
Net (loss) income per share - basic	$0.01	$—	$(0.09)	$(0.08)
Net (loss) income per share - diluted	$0.01	$—	$(0.09)	$(0.08)
Weighted average number of shares outstanding - basic	25,041,380	25,142,371	25,287,849	25,712,562
Weighted average number of shares outstanding - diluted	25,747,631	25,142,371	25,287,849	25,712,562